Business Combinations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Jun. 17, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012 acquisitions	Dec. 31, 2011	Jun. 17, 2011 GSI Commerce, Inc. [Member]	Dec. 31, 2012 GSI Commerce, Inc. [Member]	Dec. 31, 2011 GSI Commerce, Inc. [Member]	Dec. 31, 2011 Brands4friends [Member]	Aug. 11, 2011 Zong [Member]	Dec. 31, 2011 Zong [Member]	Dec. 31, 2013 Other [Member] acquisitions	Dec. 31, 2012 Other [Member] acquisitions	Dec. 31, 2011 Other [Member]	Dec. 31, 2011 Gittigidiyor [Member]	Dec. 31, 2013 Rue La La and ShopRunner [Member]	Aug. 16, 2011 Magento [Member]	Aug. 15, 2011 Magento [Member]	Dec. 31, 2012 Marketplaces [Member] acquisitions	Dec. 31, 2011 Marketplaces [Member] acquisitions	Dec. 31, 2013 Marketplaces [Member] Other [Member] acquisitions	Dec. 31, 2012 Marketplaces [Member] Other [Member] acquisitions	Jun. 30, 2011 Marketplaces [Member] Gittigidiyor [Member]	Dec. 31, 2013 Marketplaces [Member] Gittigidiyor [Member]	Dec. 31, 2012 Payments [Member] acquisitions	Dec. 19, 2013 Payments [Member] Braintree [Member]	Dec. 31, 2013 Payments [Member] Other [Member] acquisitions	Dec. 31, 2012 Payments [Member] Other [Member] acquisitions	Jun. 17, 2011 GSI's Licensed Sports Merchandise Business [Member]	Sep. 30, 2012 Rue La La and ShopRunner [Member]	Dec. 31, 2013 Rue La La and ShopRunner [Member]	Jun. 17, 2011 Rue La La and ShopRunner [Member]	Jun. 17, 2011 Settlement of Litigation Related to Acquisition [Member] GSI Commerce, Inc. [Member]	May 31, 2012 Rent.com [Member]
Business Acquisition [Line Items]
Number of businesses acquired				3								6	8						2	13	4	4			1		2	4
Purchase consideration					$ 3,439			$ 2,400	$ 193		$ 232	$ 164	$ 149	$ 402	$ 235								$ 235			$ 713
Net Tangible Assets Acquired/(Liabilities Assumed)					16			128	(33)		(36)			(34)	(9)
Purchased Intangible Assets					1,189			819	76		77			164	53
Goodwill					2,234			1,430	150		191			272	191
Consideration transferred, liabilities incurred												(16)	(21)													(32)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles												56	70													155
Goodwill			9,267	8,537								124	100													590
Proceeds from divestiture																																		145
Effective date of acquisition						Jun. 17, 2011				Aug. 11, 2011							Aug. 16, 2011
Purchase consideration per share						$ 29.25
Fair value of assumed restricted stock based awards						25
Per share amount of costs paid in connection with settlement of litigation related to acquisition																																	$ 0.33
Separately recognized transaction related to the settlement of litigation related to acquisition																																	24
Percentage of business divested																													100.00%			70.00%
Note receivable	467
Description of variable rate basis as part of planned divestiture and related planned loan receivable	3-month LIBOR
Basis spread on variable rate	1.10%
Fair value of loan receivable	287
(Gain) loss on divestiture of business		(257)	0	118	(257)																													118
Carrying amount of equity method investment																75
Proceeds from Sale of Equity Method Investments																														485
Gain on acquisitions			0	0	79												56						17
Payments to acquire businesses										232													182
Step acquisition previously held equity interest in acquiree																		49.90%					10.00%
Gain on sale of business			75	118	(257)																										(75)
Percentage of voting interests acquired																	100.00%							93.00%
Business Acquisition, Pro Forma Information [Abstract]
Total revenues							12,038
Net income							$ 3,169
Basic earnings per share							$ 2.45
Diluted earnings per share							$ 2.41